Note 5 - Other Income (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2017	2016

Loss (gain) on investments	$309	$(1,060)
Equity earnings from non-consolidated	(923)	(894)
Other	114	(463)
	$(500)	$(2,417)